OSI ETF Trust

O'Shares U.S. Quality Dividend ETF

Schedule of Investments

September 30, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.9%

Aerospace & Defense - 3.7%
General Dynamics Corp.	13,436	1,859,946
L3Harris Technologies, Inc.	4,435	753,240
Lockheed Martin Corp.	35,607	13,647,451
Northrop Grumman Corp.	10,932	3,448,937
		19,709,574
Air Freight & Logistics - 1.8%
CH Robinson Worldwide, Inc.	9,742	995,535
Expeditors International of Washington, Inc.	17,449	1,579,484
United Parcel Service, Inc., Class B	40,608	6,766,511
		9,341,530
Banks - 0.5%
JPMorgan Chase & Co.	29,156	2,806,848

Beverages - 4.6%
Brown-Forman Corp., Class B	11,255	847,727
Coca-Cola Co. (The)	238,082	11,754,108
PepsiCo, Inc.	85,663	11,872,892
		24,474,727
Biotechnology - 3.4%
AbbVie, Inc.	42,270	3,702,429
Amgen, Inc.	57,128	14,519,653
		18,222,082
Building Products - 0.2%
Trane Technologies plc	6,581	797,946

Capital Markets - 3.2%
CME Group, Inc.	10,547	1,764,618
Moody's Corp.	7,966	2,308,945
MSCI, Inc.	4,232	1,509,893
S&P Global, Inc.	22,758	8,206,535
T. Rowe Price Group, Inc.	24,323	3,118,695
		16,908,686
Commercial Services & Supplies - 0.7%
Cintas Corp.	2,571	855,706
Waste Management, Inc.	23,775	2,690,617
		3,546,323
Communications Equipment - 2.9%
Cisco Systems, Inc.	373,601	14,716,144
Motorola Solutions, Inc.	5,672	889,426
		15,605,570
Diversified Telecommunication Services - 5.2%
AT&T, Inc.	184,683	5,265,312
Verizon Communications, Inc.	375,113	22,315,473
		27,580,785
Electric Utilities - 1.3%
NextEra Energy, Inc.	23,954	6,648,672

Electrical Equipment - 0.3%
Emerson Electric Co.	13,937	913,849
Rockwell Automation, Inc.	4,146	914,939
		1,828,788
Electronic Equipment, Instruments & Components - 0.1%
Amphenol Corp., Class A	6,409	693,902

Food & Staples Retailing - 2.5%
Costco Wholesale Corp.	15,959	5,665,445
Walmart, Inc.	55,162	7,717,715
		13,383,160
Food Products - 1.3%
General Mills, Inc.	25,291	1,559,949
Hershey Co. (The)	7,961	1,141,130
Hormel Foods Corp.	29,597	1,446,997
Kellogg Co.	8,337	538,487
Mondelez International, Inc., Class A	39,472	2,267,666
		6,954,229
Health Care Equipment & Supplies - 1.7%
Abbott Laboratories	23,962	2,607,784
Medtronic plc	52,777	5,484,586
Stryker Corp.	4,753	990,383
		9,082,753
Health Care Providers & Services - 2.8%
Anthem, Inc.	2,671	717,404
CVS Health Corp.	27,250	1,591,400
UnitedHealth Group, Inc.	40,540	12,639,156
		14,947,960
Health Care Technology - 0.2%
Cerner Corp.	11,539	834,154

Hotels, Restaurants & Leisure - 2.8%
McDonald's Corp.	47,067	10,330,736
Starbucks Corp.	36,815	3,163,145
Yum! Brands, Inc.	13,778	1,257,931
		14,751,812
Household Durables - 0.2%
Garmin Ltd.	9,416	893,202

Household Products - 7.0%
Church & Dwight Co., Inc.	9,062	849,200
Clorox Co. (The)	10,439	2,193,964
Colgate-Palmolive Co.	70,191	5,415,236
Kimberly-Clark Corp.	32,148	4,746,974
Procter & Gamble Co. (The)	170,723	23,728,790
		36,934,164
Industrial Conglomerates - 4.2%
3M Co.	69,724	11,168,390
Honeywell International, Inc.	67,628	11,132,245
		22,300,635
Insurance - 2.3%
Allstate Corp. (The)	32,357	3,046,088
Aon plc, Class A	14,661	3,024,564
Marsh & McLennan Cos., Inc.	55,196	6,330,981
		12,401,633

OSI ETF Trust

O'Shares U.S. Quality Dividend ETF

Schedule of Investments

September 30, 2020 (Unaudited)

Investments	Shares	Value ($)
Internet & Direct Marketing Retail - 0.3%
eBay, Inc.	25,748	1,341,471

IT Services - 4.5%
Accenture plc, Class A	26,748	6,044,781
Amdocs Ltd.	8,134	466,973
Automatic Data Processing, Inc.	13,070	1,823,134
Broadridge Financial Solutions, Inc.	3,464	457,248
Cognizant Technology Solutions Corp., Class A	14,033	974,171
International Business Machines Corp.	15,083	1,835,149
Jack Henry & Associates, Inc.	2,333	379,322
Mastercard, Inc., Class A	7,797	2,636,711
Paychex, Inc.	16,923	1,349,948
Visa, Inc., Class A	36,483	7,295,505
Western Union Co. (The)	17,472	374,425
		23,637,367
Machinery - 1.6%
Cummins, Inc.	4,467	943,252
IDEX Corp.	4,612	841,275
Illinois Tool Works, Inc.	30,638	5,919,568
PACCAR, Inc.	9,061	772,722
		8,476,817
Media - 2.0%
Comcast Corp., Class A	224,489	10,384,861

Multiline Retail - 0.6%
Dollar General Corp.	6,156	1,290,421
Target Corp.	13,348	2,101,242
		3,391,663
Multi-Utilities - 0.5%
WEC Energy Group, Inc.	25,651	2,485,582

Pharmaceuticals - 14.7%
Eli Lilly and Co.	65,127	9,640,098
Johnson & Johnson	177,362	26,405,655
Merck & Co., Inc.	284,164	23,571,404
Pfizer, Inc.	475,604	17,454,667
Zoetis, Inc.	5,557	918,961
		77,990,785
Road & Rail - 1.5%
CSX Corp.	11,868	921,788
Norfolk Southern Corp.	4,495	961,885
Union Pacific Corp.	29,753	5,857,473
		7,741,146
Semiconductors & Semiconductor Equipment - 3.9%
Analog Devices, Inc.	4,243	495,328
Broadcom, Inc.	1,665	606,593
Intel Corp.	162,174	8,397,370
Maxim Integrated Products, Inc.	7,576	512,213
Texas Instruments, Inc.	72,634	10,371,409
		20,382,913
Software - 6.6%
Citrix Systems, Inc.	3,898	536,794
Intuit, Inc.	3,316	1,081,712
Microsoft Corp.	126,862	26,682,884
Oracle Corp.	107,134	6,395,900
		34,697,290
Specialty Retail - 5.7%
Home Depot, Inc. (The)	95,554	26,536,301
Lowe's Cos., Inc.	21,728	3,603,806
		30,140,107
Technology Hardware, Storage & Peripherals - 3.0%
Apple, Inc.	138,629	16,054,625

Textiles, Apparel & Luxury Goods - 0.6%
NIKE, Inc., Class B	25,084	3,149,045

Tobacco - 1.1%
Philip Morris International, Inc.	79,988	5,998,300

Trading Companies & Distributors - 0.4%
Fastenal Co.	43,147	1,945,498

TOTAL COMMON STOCKS (Cost $480,916,105)		528,466,605

Total Investments - 99.9% (Cost $480,916,105)		528,466,605
Other assets less liabilities - 0.1%		614,540
Net Assets - 100.0%		529,081,145

OSI ETF Trust

O'Shares U.S. Small-Cap Quality Dividend ETF

Schedule of Investments

September 30, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.9%

Auto Components - 3.2%
BorgWarner, Inc.	22,429	868,899
Gentex Corp.	75,749	1,950,537
Lear Corp.	3,582	390,617
		3,210,053
Building Products - 2.6%
AO Smith Corp.	41,106	2,170,397
Simpson Manufacturing Co., Inc.	4,915	477,541
		2,647,938
Capital Markets - 9.7%
Artisan Partners Asset Management, Inc., Class A	27,172	1,059,436
Cohen & Steers, Inc.	10,886	606,786
Eaton Vance Corp.	35,591	1,357,797
Evercore, Inc., Class A	14,294	935,685
Federated Hermes, Inc., Class B	16,190	348,247
Hamilton Lane, Inc., Class A	6,750	435,982
Houlihan Lokey, Inc.	34,479	2,035,985
Lazard Ltd., Class A	28,053	927,152
Moelis & Co., Class A	21,944	771,112
Morningstar, Inc.	4,524	726,600
Virtu Financial, Inc., Class A	19,847	456,679
		9,661,461
Commercial Services & Supplies - 2.7%
Brady Corp., Class A	15,558	622,631
Ennis, Inc.	21,341	372,187
Healthcare Services Group, Inc.	17,785	382,911
MSA Safety, Inc.	3,985	534,667
Tetra Tech, Inc.	5,391	514,841
UniFirst Corp.	1,186	224,593
		2,651,830
Communications Equipment - 0.4%
InterDigital, Inc.	6,790	387,437

Consumer Finance - 1.2%
FirstCash, Inc.	21,613	1,236,480

Diversified Consumer Services - 2.5%
Graham Holdings Co., Class B	1,388	560,905
Service Corp. International	45,906	1,936,315
		2,497,220
Diversified Telecommunication Services - 1.2%
Cogent Communications Holdings, Inc.	19,671	1,181,244

Electric Utilities - 2.6%
ALLETE, Inc.	7,735	400,209
Hawaiian Electric Industries, Inc.	11,263	374,382
IDACORP, Inc.	7,486	598,131
MGE Energy, Inc.	2,239	140,296
Otter Tail Corp.	6,165	222,988
PNM Resources, Inc.	5,415	223,802
Portland General Electric Co.	17,357	616,174
		2,575,982
Electronic Equipment, Instruments & Components - 6.7%
Badger Meter, Inc.	6,593	430,984
Dolby Laboratories, Inc., Class A	30,716	2,035,857
FLIR Systems, Inc.	46,276	1,658,995
Littelfuse, Inc.	3,151	558,798
National Instruments Corp.	56,444	2,015,051
		6,699,685
Food & Staples Retailing - 1.1%
Casey's General Stores, Inc.	3,617	642,560
Weis Markets, Inc.	8,987	431,376
		1,073,936
Food Products - 6.9%
Flowers Foods, Inc.	84,742	2,061,773
Ingredion, Inc.	25,091	1,898,887
J&J Snack Foods Corp.	5,555	724,317
Lancaster Colony Corp.	9,573	1,711,652
Tootsie Roll Industries, Inc.	17,077	527,679
		6,924,308
Gas Utilities - 2.5%
Chesapeake Utilities Corp.	1,384	116,671
National Fuel Gas Co.	8,097	328,657
New Jersey Resources Corp.	11,019	297,733
Northwest Natural Holding Co.	2,036	92,414
ONE Gas, Inc.	7,019	484,381
Southwest Gas Holdings, Inc.	3,236	204,192
Spire, Inc.	3,542	188,435
UGI Corp.	24,109	795,115
		2,507,598
Health Care Equipment & Supplies - 1.4%
Hill-Rom Holdings, Inc.	17,004	1,420,004

Health Care Providers & Services - 5.5%
Encompass Health Corp.	31,403	2,040,567
National HealthCare Corp.	32,624	2,032,801
Premier, Inc., Class A	43,329	1,422,491
		5,495,859
Hotels, Restaurants & Leisure - 1.2%
Dunkin' Brands Group, Inc.	14,552	1,191,954

Household Durables - 3.8%
Leggett & Platt, Inc.	32,092	1,321,228
MDC Holdings, Inc.	10,340	487,014
Whirlpool Corp.	10,819	1,989,506
		3,797,748
Household Products - 0.8%
WD-40 Co.	4,269	808,164

Insurance - 8.4%
AMERISAFE, Inc.	8,594	492,952
Erie Indemnity Co., Class A	9,060	1,905,137
Fidelity National Financial, Inc.	60,448	1,892,627

OSI ETF Trust

O'Shares U.S. Small-Cap Quality Dividend ETF

Schedule of Investments

September 30, 2020 (Unaudited)

Investments	Shares	Value ($)
First American Financial Corp.	38,164	1,942,929
Kemper Corp.	6,279	419,625
Safety Insurance Group, Inc.	14,229	983,082
Stewart Information Services Corp.	16,434	718,659
		8,355,011
IT Services - 6.6%
CSG Systems International, Inc.	20,961	858,353
Genpact Ltd.	42,854	1,669,163
ManTech International Corp., Class A	14,754	1,016,256
MAXIMUS, Inc.	27,803	1,902,003
NIC, Inc.	22,403	441,339
Science Applications International Corp.	9,047	709,466
		6,596,580
Life Sciences Tools & Services - 2.0%
Bio-Techne Corp.	8,103	2,007,356

Machinery - 8.4%
Donaldson Co., Inc.	28,422	1,319,349
Franklin Electric Co., Inc.	4,035	237,379
Graco, Inc.	33,675	2,065,961
ITT, Inc.	5,287	312,197
Snap-on, Inc.	13,512	1,988,021
Toro Co. (The)	24,358	2,044,854
Watts Water Technologies, Inc., Class A	4,546	455,282
		8,423,043
Media - 2.4%
Interpublic Group of Cos., Inc. (The)	117,180	1,953,391
New York Times Co. (The), Class A	10,160	434,746
		2,388,137
Multi-Utilities - 1.5%
Avista Corp.	6,069	207,074
Black Hills Corp.	5,285	282,695
MDU Resources Group, Inc.	30,137	678,083
NorthWestern Corp.	6,597	320,878
		1,488,730
Professional Services - 2.8%
Exponent, Inc.	9,981	718,932
Robert Half International, Inc.	39,027	2,066,089
		2,785,021
Road & Rail - 0.5%
Landstar System, Inc.	3,727	467,701

Semiconductors & Semiconductor Equipment - 1.4%
Monolithic Power Systems, Inc.	5,122	1,432,162

Software - 2.0%
CDK Global, Inc.	35,859	1,563,094
Progress Software Corp.	13,095	480,324
		2,043,418
Specialty Retail - 0.4%
Williams-Sonoma, Inc.	4,298	388,711

Technology Hardware, Storage & Peripherals - 0.8%
Xerox Holdings Corp.	43,399	814,599

Textiles, Apparel & Luxury Goods - 1.3%
Carter's, Inc.	7,600	658,008
Hanesbrands, Inc.	39,176	617,022
		1,275,030
Thrifts & Mortgage Finance - 0.4%
Radian Group, Inc.	26,557	387,998

Tobacco - 0.7%
Universal Corp.	8,375	350,745
Vector Group Ltd.	41,201	399,238
		749,983
Trading Companies & Distributors - 4.0%
MSC Industrial Direct Co., Inc., Class A	31,601	1,999,711
Watsco, Inc.	8,561	1,993,772
		3,993,483
Water Utilities - 0.3%
American States Water Co.	3,531	264,648

TOTAL COMMON STOCKS (Cost $98,425,052)		99,830,512

Total Investments - 99.9% (Cost $98,425,052)		99,830,512
Other assets less liabilities - 0.1%		53,857
Net Assets - 100.0%		99,884,369

OSI ETF Trust

O'Shares Global Internet Giants ETF

Schedule of Investments

September 30, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.9%

Entertainment - 11.4%
Activision Blizzard, Inc.	22,810	1,846,470
Bilibili, Inc., ADR*	133,344	5,547,110
Electronic Arts, Inc.*	8,313	1,084,098
NetEase, Inc., ADR	10,978	4,991,367
Netflix, Inc.*	11,710	5,855,351
Nexon Co. Ltd.	103,300	2,566,593
Roku, Inc.*	34,400	6,494,720
Spotify Technology SA*	17,761	4,308,286
Tencent Music Entertainment Group, ADR*	255,796	3,778,107
Ubisoft Entertainment SA*	57,997	5,240,865
Zynga, Inc., Class A*	535,438	4,883,195
		46,596,162
Interactive Media & Services - 18.0%
Alphabet, Inc., Class A*	10,509	15,401,990
Baidu, Inc., ADR*	14,841	1,878,722
Facebook, Inc., Class A*	58,362	15,285,008
Match Group, Inc.*	24,937	2,759,279
Pinterest, Inc., Class A*	152,976	6,350,034
Snap, Inc., Class A*	244,993	6,396,767
Tencent Holdings Ltd.	247,000	16,302,000
Twitter, Inc.*	60,653	2,699,059
Z Holdings Corp.	350,000	2,318,298
Zillow Group, Inc., Class C*	42,435	4,310,972
		73,702,129
Internet & Direct Marketing Retail - 30.8%
Alibaba Group Holding Ltd., ADR*	80,669	23,715,073
Amazon.com, Inc.*	7,371	23,209,289
Booking Holdings, Inc.*	966	1,652,517
Chewy, Inc., Class A*	75,663	4,148,602
Delivery Hero SE*	55,555	6,392,182
eBay, Inc.	21,809	1,136,249
Etsy, Inc.*	40,895	4,974,059
Farfetch Ltd., Class A*	174,074	4,379,702
HelloFresh SE*	86,992	4,853,691
JD.com, Inc., ADR*	75,832	5,885,321
Just Eat Takeaway*	53,912	6,053,938
Meituan Dianping, Class B*	347,500	10,842,000
MercadoLibre, Inc.*	6,296	6,815,294
Ocado Group plc*	104,759	3,716,266
Pinduoduo, Inc., ADR*	99,684	7,391,569
Wayfair, Inc., Class A*	13,921	4,051,150
Zalando SE*	69,494	6,511,222
		125,728,124
IT Services - 8.4%
Fastly, Inc., Class A*	62,460	5,851,253
MongoDB, Inc.*	21,981	5,088,821
Okta, Inc.*	24,169	5,168,541
Shopify, Inc., Class A*	9,044	9,219,633
Twilio, Inc., Class A*	19,937	4,926,233
Wix.com Ltd.*	16,212	4,131,628
		34,386,109
Software - 31.3%
Adobe, Inc.*	10,074	4,940,592
Anaplan, Inc.*	61,635	3,857,118
Atlassian Corp. plc, Class A*	22,649	4,117,362
Avalara, Inc.*	28,540	3,634,284
Coupa Software, Inc.*	16,752	4,594,068
Crowdstrike Holdings, Inc., Class A*	46,524	6,388,676
DocuSign, Inc.*	27,203	5,855,174
Elastic NV*	34,999	3,776,042
Fortinet, Inc.*	19,863	2,340,060
HubSpot, Inc.*	11,566	3,379,932
Intuit, Inc.	5,810	1,895,280
Kingdee International Software Group Co. Ltd.*	1,732,000	4,469,677
Microsoft Corp.	69,810	14,683,137
Palo Alto Networks, Inc.*	11,302	2,766,164
RingCentral, Inc., Class A*	14,004	3,845,638
salesforce.com, Inc.*	20,892	5,250,577
ServiceNow, Inc.*	11,993	5,816,605
Smartsheet, Inc., Class A*	105,824	5,229,822
Splunk, Inc.*	16,422	3,089,471
TeamViewer AG*	78,151	3,860,036
Trade Desk, Inc. (The), Class A*	10,792	5,598,674
VMware, Inc., Class A*	10,167	1,460,693
Workday, Inc., Class A*	14,120	3,037,636
Xero Ltd.*	60,113	4,340,914
Zendesk, Inc.*	38,141	3,925,472
Zoom Video Communications, Inc., Class A*	22,263	10,466,059
Zscaler, Inc.*	39,068	5,496,477
		128,115,640
TOTAL COMMON STOCKS (Cost $327,094,809)		408,528,164

Total Investments - 99.9% (Cost $327,094,809)		408,528,164
Other assets less liabilities - 0.1%		238,758
Net Assets - 100.0%		408,766,922

*	Non-income producing security.

Abbreviations
ADR	American Depositary Receipt

OSI ETF Trust

O'Shares Global Internet Giants ETF

Schedule of Investments

September 30, 2020 (Unaudited)

O'Shares Global Internet Giants ETF invested, as a percentage of net assets, in the following countries as of September 30, 2020:

Argentina	1.7%
Canada	2.2%
China	20.7%
France	1.3%
Germany	5.3%
Israel	1.0%
Japan	1.2%
Netherlands	1.5%
New Zealand	1.0%
United Kingdom	2.0%
United States	62.0%
Other(1)	0.1%
100.0%

(1)	Includes cash and any non-equity securities and net other assets (liabilities).

OSI ETF Trust

O'Shares Europe Quality Dividend ETF

Schedule of Investments

September 30, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 98.7%

Aerospace & Defense - 1.4%
BAE Systems plc	41,725	260,001

Air Freight & Logistics - 1.6%
Deutsche Post AG (Registered)	6,620	301,978

Beverages - 4.7%
Carlsberg A/S, Class B	1,973	266,061
Diageo plc	10,058	344,579
Pernod Ricard SA	1,705	272,214
		882,854
Building Products - 1.5%
Geberit AG (Registered)	479	284,559

Capital Markets - 1.4%
Partners Group Holding AG	282	260,161

Diversified Financial Services - 2.5%
Investor AB, Class B	7,275	477,142

Diversified Telecommunication Services - 5.5%
Deutsche Telekom AG (Registered)	17,847	299,065
Elisa OYJ	4,351	256,539
Koninklijke KPN NV	98,944	232,866
Swisscom AG (Registered)	481	255,800
		1,044,270
Electric Utilities - 2.7%
Iberdrola SA	41,665	513,502
Siemens Energy AG*	1	14
		513,516
Electrical Equipment - 4.8%
ABB Ltd. (Registered)	11,889	303,453
Legrand SA	3,301	263,919
Schneider Electric SE	2,687	334,154
		901,526
Entertainment - 1.4%
Vivendi SA	9,663	269,685

Food & Staples Retailing - 3.0%
Kesko OYJ, Class B	11,162	287,961
Koninklijke Ahold Delhaize NV	9,551	282,799
		570,760
Food Products - 6.5%
Danone SA	4,503	291,586
Nestle SA (Registered)	7,859	935,296
		1,226,882
Health Care Equipment & Supplies - 1.5%
Coloplast A/S, Class B	1,745	275,863

Hotels, Restaurants & Leisure - 1.4%
Compass Group plc	16,986	256,707

Household Products - 1.4%
Henkel AG & Co. KGaA	2,853	267,311

Industrial Conglomerates - 1.9%
Siemens AG (Registered)	2,787	352,571

Insurance - 1.3%
Admiral Group plc	7,446	251,340

Machinery - 5.7%
Atlas Copco AB, Class A	6,503	311,563
Kone OYJ, Class B	5,374	473,014
Schindler Holding AG	1,049	287,155
		1,071,732
Personal Products - 5.4%
L'Oreal SA	1,071	348,640
Unilever plc	11,078	684,001
		1,032,641
Pharmaceuticals - 20.4%
AstraZeneca plc	4,016	439,078
GlaxoSmithKline plc	19,065	357,878
Merck KGaA	2,296	335,339
Novartis AG (Registered)	6,044	525,688
Novo Nordisk A/S, Class B	10,302	713,037
Roche Holding AG	2,632	902,830
Sanofi	5,913	591,668
		3,865,518
Professional Services - 6.8%
Experian plc	7,746	292,410
RELX plc	20,290	452,745
SGS SA (Registered)	101	271,422
Wolters Kluwer NV	3,246	277,260
		1,293,837
Semiconductors & Semiconductor Equipment - 2.3%
ASML Holding NV	1,194	440,625

Software - 5.1%
Sage Group plc (The)	27,888	259,874
SAP SE	4,597	715,666
		975,540
Specialty Retail - 1.5%
Industria de Diseno Textil SA	10,499	293,017

Textiles, Apparel & Luxury Goods - 3.6%
Cie Financiere Richemont SA (Registered)	4,166	279,774
LVMH Moet Hennessy Louis Vuitton SE	872	408,407
		688,181
Tobacco - 3.4%
British American Tobacco plc	10,240	367,693

OSI ETF Trust

O'Shares Europe Quality Dividend ETF

Schedule of Investments

September 30, 2020 (Unaudited)

Investments	Shares	Value ($)
Swedish Match AB	3,296	269,867
		637,560
TOTAL COMMON STOCKS (Cost $17,319,722)		18,695,777

Total Investments - 98.7% (Cost $17,319,722)		18,695,777
Other assets less liabilities - 1.3%		249,522
Net Assets - 100.0%		18,945,299

*	Non-income producing security.

Abbreviations
OYJ	Public Limited Company

O'Shares Europe Quality Dividend ETF invested, as a percentage of net assets, in the following countries as of September 30, 2020:

Denmark	6.6%
Finland	5.4%
France	14.7%
Germany	12.0%
Netherlands	6.5%
Spain	4.3%
Sweden	5.6%
Switzerland	22.7%
United Kingdom	20.9%
Other(1)	1.3%
100.0%

(1)	Includes cash and any non-equity securities and net other assets (liabilities).